Quarterly Report
April 30, 2024
MFS®  Equity Income Fund
EQI-Q3

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.5%
General Dynamics Corp.	36,297	$10,420,506
Honeywell International, Inc.	10,904	2,101,528
		$12,522,034
Apparel Manufacturers – 0.5%
PVH Corp.	21,232	$2,310,042
Biotechnology – 0.6%
Gilead Sciences, Inc.	46,211	$3,012,957
Broadcasting – 1.4%
Omnicom Group, Inc.	71,890	$6,674,268
Brokerage & Asset Managers – 3.3%
Bank of New York Mellon Corp.	100,130	$5,656,344
Citigroup, Inc.	123,694	7,586,153
TPG, Inc.	73,092	3,150,265
		$16,392,762
Business Services – 1.0%
Accenture PLC, “A”	6,138	$1,846,985
Insperity, Inc.	32,002	3,293,966
		$5,140,951
Cable TV – 1.3%
Comcast Corp., “A”	164,421	$6,266,084
Computer Software – 5.2%
Microsoft Corp.	61,613	$23,987,789
Salesforce, Inc.	7,387	1,986,660
		$25,974,449
Computer Software - Systems – 3.3%
Apple, Inc.	75,947	$12,936,053
Hitachi Ltd.	38,300	3,526,724
		$16,462,777
Construction – 2.6%
Compagnie de Saint-Gobain S.A.	42,288	$3,334,839
Masco Corp.	136,497	9,343,220
		$12,678,059
Consumer Products – 3.3%
Colgate-Palmolive Co.	31,587	$2,903,477
Kenvue, Inc.	115,212	2,168,290
Kimberly-Clark Corp.	65,754	8,977,394
Newell Brands, Inc.	275,600	2,188,264
		$16,237,425
Electronics – 6.3%
Applied Materials, Inc.	46,234	$9,184,384
Lam Research Corp.	12,558	11,232,001
NXP Semiconductors N.V.	16,436	4,210,739
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,937	6,858,347
		$31,485,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.1%
EOG Resources, Inc.	18,461	$2,439,252
Phillips 66	61,434	8,797,963
Valero Energy Corp.	56,571	9,044,006
		$20,281,221
Energy - Integrated – 2.1%
Eni S.p.A.	298,928	$4,799,174
Suncor Energy, Inc.	74,967	2,860,579
TotalEnergies SE	37,522	2,725,325
		$10,385,078
Food & Beverages – 0.9%
PepsiCo, Inc.	23,968	$4,216,211
Gaming & Lodging – 0.3%
Ryman Hospitality Properties, Inc., REIT	14,906	$1,572,285
Health Maintenance Organizations – 2.7%
Cigna Group	38,082	$13,596,797
Insurance – 6.4%
Ameriprise Financial, Inc.	23,426	$9,646,593
Corebridge Financial, Inc. (l)	270,958	7,196,644
Equitable Holdings, Inc.	143,647	5,302,011
Hartford Financial Services Group, Inc.	22,400	2,170,336
Manulife Financial Corp.	154,712	3,608,617
MetLife, Inc.	53,028	3,769,230
		$31,693,431
Internet – 2.6%
Alphabet, Inc., “A”	80,107	$13,039,817
Leisure & Toys – 0.6%
Nintendo Co. Ltd.	60,100	$2,928,809
Machinery & Tools – 2.4%
AGCO Corp.	25,800	$2,946,102
Finning International, Inc.	104,533	3,279,541
Volvo Group	218,060	5,578,044
		$11,803,687
Major Banks – 8.2%
Bank of America Corp.	162,476	$6,013,237
Goldman Sachs Group, Inc.	5,158	2,200,970
JPMorgan Chase & Co.	90,197	17,294,373
Morgan Stanley	27,554	2,503,005
Wells Fargo & Co.	215,620	12,790,578
		$40,802,163
Medical & Health Technology & Services – 2.1%
McKesson Corp.	19,050	$10,233,851
Medical Equipment – 0.4%
Medtronic PLC	26,824	$2,152,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.7%
Glencore PLC	489,669	$2,851,721
Mitsui & Co. Ltd.	40,000	1,927,703
Rio Tinto PLC	123,135	8,391,442
		$13,170,866
Network & Telecom – 0.3%
InterDigital, Inc.	15,076	$1,488,453
Other Banks & Diversified Financials – 5.2%
American Express Co.	22,359	$5,232,677
M&T Bank Corp.	44,082	6,365,000
Northern Trust Corp.	59,867	4,932,442
Popular, Inc.	45,446	3,862,455
Visa, Inc., “A”	19,967	5,363,336
		$25,755,910
Pharmaceuticals – 8.2%
AbbVie, Inc.	55,496	$9,025,869
Johnson & Johnson	47,343	6,845,324
Organon & Co.	444,643	8,274,806
Pfizer, Inc.	339,267	8,692,021
Roche Holding AG	18,290	4,375,688
Sanofi	35,515	3,501,654
		$40,715,362
Railroad & Shipping – 2.0%
CSX Corp.	224,909	$7,471,477
Union Pacific Corp.	9,904	2,348,833
		$9,820,310
Real Estate – 3.4%
Extra Space Storage, Inc., REIT	16,632	$2,233,345
Highwoods Properties, Inc., REIT	157,425	4,124,535
Kimco Realty Corp., REIT	283,705	5,285,424
Prologis, Inc., REIT	53,306	5,439,877
		$17,083,181
Restaurants – 0.7%
Sodexo	42,122	$3,674,877
Specialty Chemicals – 0.5%
Chemours Co.	90,638	$2,424,567
Specialty Stores – 5.8%
Amazon.com, Inc. (a)	38,586	$6,752,550
Gap, Inc.	66,412	1,362,774
Home Depot, Inc.	27,523	9,198,737
Target Corp.	72,151	11,614,868
		$28,928,929
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT	20,562	$3,527,617
Tobacco – 1.1%
Altria Group, Inc.	76,177	$3,337,314
British American Tobacco PLC	77,254	2,264,220
		$5,601,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.5%
United Parcel Service, Inc., “B”	16,927	$2,496,394
Utilities - Electric Power – 2.5%
Duke Energy Corp.	37,794	$3,713,638
Edison International	68,281	4,852,048
Iberdrola S.A.	330,678	4,061,876
		$12,627,562
Total Common Stocks		$485,178,549
Preferred Stocks – 0.8%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	42,292	$1,981,974
Metals & Mining – 0.4%
Gerdau S.A.	537,316	$1,889,494
Total Preferred Stocks		$3,871,468
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)	$1,678,000	$1,680,517
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v)	5,140,741	$5,140,741
Collateral for Securities Loaned – 1.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j)	6,811,750	$6,811,750

Other Assets, Less Liabilities – (1.2)%		(5,975,318)
Net Assets – 100.0%		$496,707,707
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,140,741 and $497,542,284, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,680,517, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$414,629,369	$—	$—	$414,629,369
United Kingdom	—	13,507,383	—	13,507,383
France	3,674,877	9,561,818	—	13,236,695
Canada	9,748,737	—	—	9,748,737
Japan	—	8,383,236	—	8,383,236
Taiwan	6,858,347	—	—	6,858,347
Sweden	—	5,578,044	—	5,578,044
Italy	—	4,799,174	—	4,799,174
Switzerland	—	4,375,688	—	4,375,688
Other Countries	5,951,370	1,981,974	—	7,933,344
U.S. Corporate Bonds	—	1,680,517	—	1,680,517
Mutual Funds	11,952,491	—	—	11,952,491
Total	$452,815,191	$49,867,834	$—	$502,683,025
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,440,607	$70,764,249	$69,065,153	$1,011	$27	$5,140,741
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$259,880	$—